DIRECT COMMERCIAL PROPERTY EXPENSE - Components of Direct Commercial Property Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 90	$ 88	$ 181	$ 175
Direct commercial property expense	452	492	922	998
Allowance (recovery)	(4)	12	(4)	25
Commercial Property
Disclosure of detailed information about investment property [line items]
Property maintenance	172	172	352	354
Real estate taxes	140	152	287	309
Employee compensation and benefits	37	40	73	78
Depreciation and amortization	6	18	15	38
Lease expense	3	3	6	6
Other	94	107	189	213
Direct commercial property expense	$ 452	$ 492	$ 922	$ 998